Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

We are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation” section above.

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return (“TSR”) (4)	Company Net Income (Loss) (thousands)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$3,456,253	$575,965	$1,297,377	$506,659	$35.76	$(74,118)
2024	$1,480,522	$3,137,857	$737,734	$1,682,268	$165.30	$(64,023)
2023	$1,300,525	$596,670	$664,560	$473,280	$64.38	$(50,389)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Shukla (our Chief Executive Officer and PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table”.
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Shukla and the amounts reported in column (e) represent average “compensation actually paid” to the NEOs as a group (excluding Dr. Shukla), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEO’s total compensation for each year to determine the compensation actually paid:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable Year*	Add: Fair Value at Applicable Year End of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End*	Add: Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year End*	Add: Vesting Date Fair Value of Awards Granted during the Applicable Year that Vested During the Applicable Year*	Add: Change in Fair Value as of the Vesting Date of Awards Granted in Prior Year that Vested in the Applicable Year	Compensation Actually Paid
2025	PEO	$3,456,253	$2,595,200	$367,278	$(1,048,998)	$501,491	$(104,859)	$575,965
	Average Non-PEO NEOs	$1,297,377	$713,680	$202,002	$(510,468)	$275,820	$(44,392)	$506,659

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for Ms. Broadfoot and Ms. Denyes (our non-PEO NEOs for each year presented) as a group in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation—Summary Compensation Table”.
(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. This amount assumes an initial investment of $100 on December 31, 2022. No dividends were paid on stock or option awards in 2023, 2024 or 2025.
(5)
The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year. Due to the fact that we are not a commercial-stage company, we did not have any revenue during the periods presented, other than revenue associated with a milestone payment and collaboration revenue under our license and collaboration agreement with Kyorin. Consequently, the Company did not use net income (loss) as a performance measure in its executive compensation program.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Shukla (our Chief Executive Officer and PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table”.

PEO Total Compensation Amount	$ 3,456,253	$ 1,480,522	$ 1,300,525
PEO Actually Paid Compensation Amount	$ 575,965	3,137,857	596,670
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Shukla and the amounts reported in column (e) represent average “compensation actually paid” to the NEOs as a group (excluding Dr. Shukla), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEO’s total compensation for each year to determine the compensation actually paid:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable Year*	Add: Fair Value at Applicable Year End of Awards Granted during Applicable Year that Remain Unvested as of Applicable Year End*	Add: Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year End*	Add: Vesting Date Fair Value of Awards Granted during the Applicable Year that Vested During the Applicable Year*	Add: Change in Fair Value as of the Vesting Date of Awards Granted in Prior Year that Vested in the Applicable Year	Compensation Actually Paid
2025	PEO	$3,456,253	$2,595,200	$367,278	$(1,048,998)	$501,491	$(104,859)	$575,965
	Average Non-PEO NEOs	$1,297,377	$713,680	$202,002	$(510,468)	$275,820	$(44,392)	$506,659

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,297,377	737,734	664,560
Non-PEO NEO Average Compensation Actually Paid Amount	$ 506,659	1,682,268	473,280
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for Ms. Broadfoot and Ms. Denyes (our non-PEO NEOs for each year presented) as a group in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation—Summary Compensation Table”.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The graph below shows the relationship between compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs, on one hand, to the Company’s cumulative TSR over the three years presented, on the other hand.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. Our net loss was $(64.0) million in 2024 and $(74.1) million in 2025. As a result, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented. The graph below shows the relationship between compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs, on one hand, to the Company’s net loss over the three years presented, on the other hand.

Total Shareholder Return Amount	$ 35.76	165.3	64.38
Net Income (Loss)	$ (74,118,000)	$ (64,023,000)	$ (50,389,000)
PEO Name	Dr. Shukla
Additional 402(v) Disclosure

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,595,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,278
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,048,998)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,491
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,859)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(713,680)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	202,002
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(510,468)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,820
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (44,392)